COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Environmental Loss Contingency Disclosure
The following table summarizes the activity in the Company's accrued obligations for environmental matters for the years ended December 31, 2018 and 2017:

Accrued Obligations for Environmental Matters	2018	2017
In millions
Balance at Jan 1	$865	$904
Accrual adjustment	176	163
Payments against reserve	(208)	(219)
Foreign currency impact	(23)	17
Balance at Dec 31	$810	$865

Schedule of Guarantor Obligations
The following table provides a summary of the final expiration, maximum future payments and recorded liability reflected in the consolidated balance sheets for each type of guarantee:

Guarantees	Dec 31, 2018			Dec 31, 2017
In millions	Final Expiration	Maximum Future Payments	Recorded Liability	Final Expiration	Maximum Future Payments	Recorded Liability
Guarantees	2023	$4,273	$22	2023	$4,434	$44
Residual value guarantees	2028	885	130	2027	889	135
Total guarantees		$5,158	$152		$5,323	$179

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum payments under leases with remaining non-cancelable terms in excess of one year are as follows:

Minimum Lease Commitments at Dec 31, 2018
In millions
2019	$366
2020	329
2021	296
2022	269
2023	227
2024 and thereafter	855
Total	$2,342

Schedule of Change in Asset Retirement Obligation
The following table shows changes in the aggregate carrying amount of the Company’s asset retirement obligations for the years ended December 31, 2018 and 2017:

Asset Retirement Obligations	2018	2017
In millions
Balance at Jan 1	$100	$104
Additional accruals	9	2
Liabilities settled	(3)	(6)
Accretion expense	3	5
Revisions in estimated cash flows	—	(9)
Other	—	4
Balance at Dec 31	$109	$100